Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
As of 5/31/04

Combined Index Portfolio *   $23,342
Merrill Lynch - Wilshire Capital Market Index   $24,252
Personal Strategy Balanced Fund   $25,723


                     Combined          Merrill Lynch -                 Personal
                        Index         Wilshire Capital                 Strategy
                    Portfolio*            Market Index            Balanced Fund

7/29/94            $   10,000               $   10,000               $   10,000
5/95                   11,240                   11,383                   11,435
5/96                   13,294                   13,565                   13,490
5/97                   15,326                   15,883                   15,812
5/98                   18,406                   19,592                   18,841
5/99                   20,572                   22,212                   20,417
5/00                   22,259                   23,955                   21,577
5/01                   21,758                   22,996                   22,569
5/02                   20,848                   21,721                   22,271
5/03                   20,664                   21,698                   22,273
5/04                   23,342                   24,252                   25,723

* An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                       Since
                                                                   Inception **
Periods Ended 5/31/04                          1 Year    5 Years     7/29/94
--------------------------------------------------------------------------------

Personal Strategy Balanced Fund                15.49%      4.73%      10.08%

Merrill Lynch - Wilshire
Capital Market Index                           11.77       1.77        9.43

Combined Index Portfolio *                     12.96       2.56        9.00

* An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

**   Benchmark returns as of 7/31/94

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a strong return of 15.49% during the 12 months ended May 31, 2004. The fund outperformed its combined index portfolio benchmark and the Merrill Lynch-Wilshire Capital Market Index. Results relative to the fund's benchmarks were aided by our overweighting in foreign equities and high-yield bonds.

As you know, the fund's objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash--with 10-percentage-point variations above and below these levels permitted for each asset class.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most sectors of the fixed-income market during the entire period. (Bond prices and yields move in opposite directions.)

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                      10-Year                   5-Year                   90-Day
                     Treasury                 Treasury                 Treasury
                         Note                     Note                     Bill

5/31/03                  3.37%                    2.29%                    1.10%
                         3.51                     2.41                     0.85
                         4.41                     3.22                     0.94
8/03                     4.46                     3.46                     0.97
                         3.94                     2.83                     0.94
                         4.29                     3.24                     0.95
11/03                    4.33                     3.35                     0.93
                         4.25                     3.25                     0.92
                         4.13                     3.14                     0.91
2/04                     3.97                     2.94                     0.94
                         3.84                     2.78                     0.94
                         4.51                     3.62                     0.96
5/31/04                  4.65                     3.79                     1.06



Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       18.33%

Wilshire 4500 Completion Index                                            29.24

MSCI EAFE Index                                                           33.17

Lehman Brothers U.S. Aggregate Index                                      -0.44

Citigroup 3-Month Treasury Bill Index                                      0.97

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The small- and mid-cap stocks in the Wilshire 4500 Completion

Index returned about 29%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose 33%, aided by a weak dollar, which fell against most major currencies. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly.

Portfolio Holdings
--------------------------------------------------------------------------------

                                                                      Percent of
                                                                      Net Assets
                                                                         5/31/04
--------------------------------------------------------------------------------

Reserves                                                                    3.5%

Bonds                                                                      31.1%

  Treasuries/Agencies                                                       7.1
  Mortgage-Backed                                                           6.6
  Domestic Corporate                                                       14.3
  Foreign Corporate                                                         0.9
  Municipal                                                                 0.4
  Foreign Government                                                        1.8


                                                                      Percent of
                                                                      Net Assets
                                                                         5/31/04
--------------------------------------------------------------------------------

Stocks                                                                     65.4%

  Five Largest Stock Holdings:

  Tyco International                                                        0.9
  American International Group                                              0.9
  Citigroup                                                                 0.9
  Nucor                                                                     0.8
  Pfizer                                                                    0.8


The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004. Stocks represented 65.4% of net assets, down marginally from 65.7% the year earlier, while bonds accounted for 31.1%, up slightly from 30.4%. Reserves were lower at 3.5%, down from 3.9%.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Personal Strategy Balanced Fund
-------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
-------------------------------------------------------------------------------
                              Year
                             Ended
                           5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET VALUE
Beginning of period       $  14.74   $  15.11   $  15.73   $  16.20   $  16.20

Investment activities

  Net investment
  income (loss)               0.31*      0.33*      0.38       0.48       0.50

  Net realized and
  unrealized gain (loss)      1.95      (0.36)     (0.60)      0.25       0.39

  Total from investment
  activities                  2.26      (0.03)     (0.22)      0.73       0.89

Distributions

  Net investment income      (0.31)     (0.34)     (0.39)     (0.49)     (0.49)

  Net realized gain          (0.01)          -     (0.01)     (0.71)     (0.40)

  Total distributions        (0.32)     (0.34)     (0.40)     (1.20)     (0.89)

NET ASSET VALUE
End of period             $  16.68   $  14.74   $  15.11   $  15.73   $  16.20
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^               15.49%*     0.01%*   (1.32)%      4.60%      5.68%

Ratio of total expenses
to average net assets        0.86%*     0.90%*     1.02%      1.02%      0.98%

Ratio of net investment
income (loss) to average
net assets                   1.96%*     2.41%*     2.54%      3.00%      3.05%

Portfolio turnover
rate                         72.9%      87.8%      97.2%      61.5%      48.2%

Net assets,
end of period
(in thousands)           $ 968,498  $ 701,802  $ 693,599  $ 671,329  $ 611,856


 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 * Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/06, and expenses permanently waived of 0.04% and 0.0% of average net assets for the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Portfolio of Investments (1)                           Shares/$ Par       Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   65.2%

CONSUMER DISCRETIONARY   9.6%

Auto Components   0.2%

Autoliv GDR (SEK)                                            24,500       1,008

Keystone Automotive *(ss.)                                    6,700         184

Koito Manufacturing (JPY)                                    51,000         355

Strattec Security *(ss.)                                      2,200         128

                                                                          1,675

Automobiles   1.0%

Ford Motor                                                  206,500       3,067

Fuji Heavy Industries (JPY) (ss.)                            66,000         326

Harley-Davidson                                              38,600       2,219

Honda (JPY)                                                  14,200         613

Peugeot (EUR) (ss.)                                           9,940         561

Renault (EUR)                                                 9,922         739

Toyota Motor (JPY)                                           67,900       2,465

Winnebago (ss.)                                                 900          26


                                                                         10,016
Distributors   0.0%

Cycle & Carriage (SGD)                                       20,755          80


                                                                             80
Hotels, Restaurants & Leisure   1.3%

Applebee's                                                    4,825         183

Carnival                                                     46,700       1,990

CEC Entertainment *                                           5,500         169

Chicago Pizza & Brewery *(ss.)                                2,700          36

Compass (GBP)                                                33,795         211

Hilton Group (GBP)                                           57,512         280

International Game Technology                                69,300       2,723

McDonald's                                                   27,200         718

MGM Mirage *                                                 22,000         977

Mitchells & Butlers (GBP)                                    69,225         329

PF Chang's China Bistro *(ss.)                                4,100         185

Red Robin Gourmet Burgers *(ss.)                              2,700          74

Ruby Tuesday                                                 11,600         329

Sonic *                                                      13,950         309

Starbucks *                                                  26,000       1,057

Starwood Hotels & Resorts Worldwide,
Class B, REIT                                                45,600       1,923

The Cheesecake Factory *                                      8,600         336

Whitbread (GBP)                                              51,901         761

                                                                         12,590

Household Durables   1.2%

Fortune Brands                                                9,700         730

Harman International                                          2,100         168

Jarden Corporation *(ss.)                                    11,400         399

Newell Rubbermaid  (ss.)                                    210,900       4,971

Persimmon (GBP)                                              49,243         543

Pioneer (JPY) (ss.)                                          31,900         824

SEB (EUR)                                                     2,131         239

Sony (JPY) (ss.)                                             28,600       1,054

Thomson (EUR) (ss.)                                          49,861         951

Tupperware                                                   82,200       1,502

                                                                         11,381

Internet & Catalog Retail   0.3%

Amazon.com *                                                  4,500         217

eBay *                                                       24,700       2,194

priceline.com *(ss.)                                          7,100         186

                                                                          2,597

Leisure Equipment & Products   0.4%

Brunswick                                                    12,700         514

Eastman Kodak                                                73,300       1,919

Heiwa (JPY)                                                  11,800         177

MarineMax *                                                   6,700         179

Noritsu Koki (JPY) (ss.)                                     11,000         250

Polaris Industries (ss.)                                      5,100         221

SCP Pool                                                      8,225         331

                                                                          3,591

Media   3.0%

Aegis (GBP)                                                 269,126         435

Astro All Asia, 144A (MYR) *                                114,000         147

British Sky Broadcast (GBP)                                  74,892         842

Clear Channel Communications                                 48,573       1,928

Comcast, Class A *                                          187,448       5,389

Disney                                                      119,900       2,814

EchoStar Communications, Class A *                           47,200       1,518

Emmis Communications, Class A *                               6,200         135

Entercom Communications *                                     2,300          94

Fuji Television Network (JPY)                                    63         144

Getty Images *                                                2,000         113

JC Decaux (EUR) *                                            29,476         629

Liberty Media, Class A *                                    128,304       1,409

McGraw-Hill                                                     900          70

New York Times, Class A                                      72,800       3,395

News Corporation (AUD) (ss.)                                 48,809         448

News Corporation ADR (ss.)                                   10,500         387

Omnicom                                                      12,100         966

Scholastic *                                                 14,800         418

Scripps, Class A                                             18,500       1,968

Singapore Press (SGD)                                        17,200         207

Time Warner *                                               100,600       1,714

Viacom, Class B                                              74,643       2,754

Washington Post, Class B                                        349         332

WPP Group ADR                                                 6,900         345

Young Broadcasting, Class A *                                 4,200          60

                                                                         28,661

Multiline Retail   0.7%

Big Lots *                                                    8,800         129

Family Dollar Stores                                          6,000         188

Neiman Marcus, Class A                                        4,600         237

Nordstrom                                                    57,800       2,344

Target                                                       81,200       3,630

                                                                          6,528

Specialty Retail   1.4%

AC Moore Arts & Crafts *(ss.)                                 3,300          87

AnnTaylor Stores *(ss.)                                      21,000         595

Best Buy                                                     45,550       2,403

Charles Voegele (CHF)                                         5,392         361

Christopher & Banks (ss.)                                     7,900         150

Dixons (GBP)                                                154,026         430

Esprit Holdings (HKD)                                        70,000         307

Home Depot                                                  139,750       5,020

Hot Topic *                                                   2,700          58

Kesa Electricals (GBP)                                       14,086          73

Linens 'n Things *                                            6,900         210

Monro Muffler Brake *                                         1,900          47

Nobia AB (SEK)                                               33,890         380

The Finish Line, Class A *                                    2,600          87

Toys "R" Us *                                               244,700       3,847

Ultimate Electronics *(ss.)                                   4,300          15

                                                                         14,070

Textiles, Apparel, & Luxury Goods   0.1%

Adidas-Salomon (EUR)                                          3,244         383

Compagnie Financiere Richemont, Equity Units,
Class A (CHF)                                                14,293         368

Culp *                                                        2,600          19

Unifi *                                                      11,400          27

World Company (JPY)                                           8,000         250

Yue Yuen Industrial (HKD) (ss.)                             228,000         568

                                                                          1,615

Total Consumer Discretionary                                             92,804



CONSUMER STAPLES   4.8%

Beverages   0.6%

Allied Domecq (GBP)                                          90,778         763

Coca-Cola                                                    27,700       1,422

Kirin Brewery (JPY) (ss.)                                    76,000         726

Lion Nathan (NZD)                                           139,000         647

PepsiCo                                                      37,610       2,007

Remy Cointreau (EUR)                                         10,336         345

                                                                          5,910

Food & Staples Retailing   1.6%

Carrefour (EUR) (ss.)                                         7,469         365

Casey's General Stores (ss.)                                 23,700         387

Casino Guichard-Perrachon (EUR) (ss.)                        11,922       1,041

Coles Myer (AUD)                                             80,022         485

CVS                                                         123,900       5,164

Great Atlantic & Pacific Tea Company *(ss.)                   9,900          69

J Sainsbury (GBP)                                           104,736         523

METRO (EUR) *(ss.)                                           18,659         904

Performance Food Group *(ss.)                                13,900         456

Sysco                                                        21,500         806

Tesco (GBP)                                                 146,730         670

Wal-Mart                                                     57,900       3,227

Wal-Mart de Mexico (MXN)                                    337,700       1,009

Walgreen                                                     10,900         382

Wild Oats Markets *(ss.)                                     10,100         137

York-Benimaru (JPY)                                          13,800         396

                                                                         16,021

Food Products   1.2%

American Italian Pasta, Class A (ss.)                         2,800          82

Associated British Foods (GBP)                               58,045         681

Campbell Soup                                                70,900       1,809

CSM GDS (EUR)                                                15,539         391

General Mills                                                59,420       2,736

Koninklijke Wessanen GDS (EUR)                               42,510         631

Nestle (CHF)                                                  7,285       1,895

Seneca Foods

        Class A *(ss.)                                        3,000          56

        Class B *                                               600          11

Unilever (GBP)                                              146,680       1,394

Unilever ADS                                                 30,100       1,986

Yamazaki Baking (JPY)                                        19,000         177

                                                                         11,849

Household Products   0.6%

Colgate-Palmolive                                            54,500       3,117

Kimberly-Clark                                               24,700       1,628

Procter & Gamble                                              7,600         819

                                                                          5,564

Personal Products   0.1%

Chattem *(ss.)                                                3,100          82

Gillette                                                      9,000         388

L'Oreal (EUR)                                                 3,846         299

Tobacco   0.7%

Altria Group                                                109,600       5,258

UST                                                          43,000       1,606

                                                                          6,864

Total Consumer Staples                                                   46,977



ENERGY   4.3%

Energy Equipment & Services   1.4%

Atwood Oceanics *(ss.)                                        6,700         267

Baker Hughes                                                147,300       5,013

BJ Services *                                                24,900       1,043

Cooper Cameron *(ss.)                                         1,000          46

FMC Technologies *                                           17,900         483

Grant Prideco *                                              37,800         586

Hanover Compressor *(ss.)                                    18,600         195

Hydril *(ss.)                                                 3,700         106

Key Energy Services *                                         9,000          87

Lone Star Technologies *(ss.)                                 3,600          72

National Oilwell *                                           25,100         695

Schlumberger                                                 44,000       2,516

Seacor Smit *(ss.)                                            9,200         368

Smedvig, Series A (NOK) (ss.)                                11,552         108

Smith International *                                        33,100       1,653

W-H Energy Services *(ss.)                                    5,400         100

                                                                         13,338

Oil & Gas   2.9%

BP (GBP)                                                     92,745         812

BP ADR                                                      111,796       5,925

ChevronTexaco                                                30,250       2,735

ENI (EUR)                                                    93,838       1,913

ENI ADR (ss.)                                                 1,000         102

Exxon Mobil                                                  69,782       3,018

Forest Oil *                                                 17,250         429

Marathon Oil                                                 83,500       2,784

Noble Energy                                                  8,900         403

Norsk Hydro (NOK) (ss.)                                       8,549         530

OMV (EUR) (ss.)                                                 500          88

Petroleo Brasileiro (Petrobras) ADR                          32,400         746

Shell Transport & Trading (GBP)                             114,240         825

Shell Transport & Trading ADR (ss.)                          33,100       1,449

Statoil ASA (NOK) (ss.)                                      94,990       1,194

Tonen General Sekiyu (JPY) (ss.)                             23,000         196

Total, Series B (EUR) (ss.)                                  12,629       2,371

Ultra Petroleum *(ss.)                                        5,700         175

Unocal                                                       57,500       2,049

Woodside Petroleum (AUD)                                     36,227         411

                                                                         28,155

Total Energy                                                             41,493



FINANCIALS   14.1%

Capital Markets   2.5%

Affiliated Managers Group *(ss.)                              5,200         253

AmeriTrade *                                                  9,700         115

Bank of New York                                             30,300         911

Charles Schwab                                               29,950         293

Credit Suisse Group (CHF) *                                  27,886         958

Deutsche Bank (EUR) (ss.)                                    12,076         947

Franklin Resources                                           25,200       1,267

Goldman Sachs Group                                          21,400       2,010

Investor's Financial Services (ss.)                           8,000         313

J.P. Morgan Chase                                             3,000         111

Legg Mason                                                   14,400       1,263

Macquarie Bank (AUD)                                         29,647         707

Mellon Financial                                            176,600       5,199

Merrill Lynch                                                48,200       2,738

Morgan Stanley                                               30,200       1,616

National Financial Partners                                   3,600         126

Nomura Holdings (JPY)                                        33,000         507

Northern Trust                                               34,900       1,499

Piper Jaffray Cos. *                                          1,446          70

State Street                                                 68,400       3,312

                                                                         24,215

Commercial Banks   4.5%

77 Bank (JPY)                                                62,000         367

ABN Amro (EUR)                                               24,817         529

Alliance & Leicester (GBP)                                   72,364       1,094

Anglo Irish Bank (EUR)                                       52,804         839

Australia & New Zealand Banking (AUD)                       139,519       1,807

Banca Intesa (EUR) (ss.)                                    196,446         705

Banco Santander ADR (ss.)                                    47,813       1,268

Banco Santander Central Hispano (EUR)                       106,051       1,126

Bank Austria Creditanstalt (EUR)                             14,703         837

Bank of America                                              62,400       5,187

Bank of Yokohama (JPY)                                      148,800         851

Bank One                                                     48,000       2,326

Barclays (GBP)                                              276,380       2,409

BNP Paribas (EUR) (ss.)                                      26,311       1,607

Boston Private Financial (ss.)                                5,700         130

Chittenden (ss.)                                             18,175         589

Citizens Banking (ss.)                                       15,700         471

DBS Group (SGD)                                              44,028         365

Dexia (EUR) (ss.)                                            31,865         534

Glacier Bancorp (ss.)                                         4,921         130

Grupo Financiero Banorte (MXN)                              205,700         719

HBOS (GBP)                                                   90,836       1,189

HSBC (GBP)                                                   75,230       1,115

Jyske (DKK) *                                                 9,740         513

Mitsubishi Tokyo Financial (JPY)                                 69         595

National Australia Bank (AUD)                                76,039       1,635

NORDEA (SEK)                                                200,819       1,361

Pinnacle Financial Partners *(ss.)                              400           6

Provident Bankshares (ss.)                                    9,800         283

Royal Bank of Scotland Group (GBP)                           69,761       2,106

Sandy Spring Bancorp (ss.)                                    4,200         147

SEB, Series A (SEK) (ss.)                                    61,554         888

Signature Bank *(ss.)                                         1,000          25

Southwest Bancorp (ss.)                                      10,000         419

Sumitomo Mitsui Financial (JPY) (ss.)                           146       1,049

Svenska Handelsbanken, Series A (SEK) (ss.)                  51,203         997

Texas Capital Bancshares *                                    8,900         136

U.S. Bancorp                                                124,200       3,490

UniCredito Italiano (EUR) (ss.)                             159,783         748

Valley National Bancorp (ss.)                                15,016         383

Wells Fargo                                                  34,400       2,023

WestAmerica                                                  10,200         504

                                                                         43,502

Consumer Finance   0.8%

AIFUL (JPY)                                                   6,900         676

American Express                                            113,800       5,770

SLM Corporation                                              45,900       1,759

                                                                          8,205

Diversified Financial Services   1.0%

Assured Guaranty *                                           15,800         269

Citigroup                                                   178,277       8,277

ING Groep GDS (EUR)                                          37,406         844

                                                                          9,390

Insurance   3.4%

Allianz (EUR) (ss.)                                           8,701         908

American International Group                                123,022       9,018

Aspen Insurance Holdings (ss.)                                7,600         183

Aviva (GBP)                                                  80,677         787

Bristol West Holdings                                        10,100         212

Brown and Brown (ss.)                                         7,400         296

CNP Assurances (EUR)                                         17,680       1,026

Genworth Financial, Class A *                               108,200       2,110

Hannover Rueckversicherung (EUR) *(ss.)                       9,565         323

Harleysville Group (ss.)                                      3,500          66

Hartford Financial Services                                  28,900       1,911

Horace Mann Educators (ss.)                                  20,400         345

Infinity Property & Casualty (ss.)                           10,100         315

Insurance Australia Group (AUD)                             116,930         381

Markel *(ss.)                                                 1,100         316

Marsh & McLennan                                             30,100       1,328

Mitsui Sumitomo Insurance (JPY)                              64,000         571

Nipponkoa Insurance (JPY)                                    56,000         318

Ohio Casualty *(ss.)                                         25,700         482

PartnerRe                                                     7,500         419

Prudential (GBP)                                             30,813         254

QBE Insurance (AUD) (ss.)                                   105,526         942

SAFECO                                                       72,500       3,041

Selective Insurance (ss.)                                     9,200         332

St. Paul Companies                                           79,712       3,163

Triad Guaranty *(ss.)                                         2,800         161

Unipol (EUR) (ss.)                                          174,475         682

UnumProvident                                                71,900       1,047

W. R. Berkley                                                 5,800         242

XL Capital                                                   22,400       1,672

                                                                         32,851

Real Estate   1.2%

Arden Realty, REIT                                            8,000         237

Corio (EUR)                                                  10,356         434

EastGroup Properties, REIT (ss.)                              9,000         286

Essex Property Trust, REIT                                    1,000          66

Federal Realty Investment Trust, REIT                        48,400       1,931

Gables Residential Trust, REIT (ss.)                          8,600         290

General Property Trust, Equity Units (AUD)                  346,620         852

Goldcrest (JPY)                                               8,890         514

LaSalle Hotel Properties, REIT                                4,800         116

Manufactured Home Communities, REIT                           2,900          90

Parkway Properties, REIT (ss.)                                5,800         232

Reckson Associates Realty, REIT                              59,834       1,557

Simon Property Group, REIT                                   47,472       2,448

Sun Hung Kai Properties (HKD)                                85,000         725

Washington, REIT                                              9,900         280

Wereldhave (EUR)                                              5,779         443

Westfield Trust, Equity Units (AUD) (ss.)                   236,914         721

Wheelock (HKD)                                              171,000         205

                                                                         11,427

Thrifts & Mortgage Finance   0.7%

Bradford & Bingley (GBP)                                    150,080         764

Fannie Mae                                                   64,300       4,353

Frankfort First (ss.)                                           500          11

Freddie Mac                                                  20,000       1,168

Hypo Real Estate (EUR) *                                     28,470         800

                                                                          7,096

Total Financials                                                        136,686



HEALTH CARE   7.4%

Biotechnology   0.9%

Abgenix *(ss.)                                                1,500          23

Alexion Pharmaceutical *(ss.)                                 1,300          26

Alkermes *(ss.)                                               9,700         140

Amgen *                                                      53,400       2,921

Amylin Pharmaceuticals *(ss.)                                 4,400          98

Anadys Pharmaceuticals *(ss.)                                 5,200          39

Biogen Idec *                                                11,400         709

Cephalon *(ss.)                                               3,924         211

CSL (AUD)                                                    10,255         169

Cubist Pharmaceuticals *(ss.)                                10,100         100

CV Therapeutics *(ss.)                                        1,400          18

Cytogen *                                                     3,700          48

Cytokinetics *(ss.)                                             600          10

deCODE GENETICS *(ss.)                                        4,300          38

Dynavax Technologies *(ss.)                                   3,700          34

Exelixis *(ss.)                                               9,500          88

Genentech *                                                  15,400         921

Gilead Sciences *                                            22,400       1,466

MedImmune *                                                  10,800         260

Memory Pharmaceuticals *(ss.)                                 3,500          25

Myriad Genetics *(ss.)                                       10,900         181

Neurocrine Biosciences *(ss.)                                 4,800         275

NPS  Pharmaceuticals *(ss.)                                   2,500          54

ONYX Pharmaceuticals *                                        5,300         249

OSI Pharmaceuticals *(ss.)                                      600          49

Rigel Pharmaceuticals *(ss.)                                  2,500          44

Trimeris *(ss.)                                               3,900          57

Vertex Pharmaceuticals *(ss.)                                14,436         127

                                                                          8,380

Health Care Equipment & Supplies   1.1%

Advanced Neuromodulation Systems *(ss.)                       4,900         160

Analogic                                                      4,100         189

Baxter International                                         84,000       2,641

Boston Scientific *                                          33,300       1,475

DJ Orthopedics *                                              5,200         121

Edwards Lifesciences *(ss.)                                   5,800         210

Elekta, Series B (SEK) *                                     14,084         282

EPIX Medical *                                                2,300          56

Guidant                                                      11,800         641

Integra LifeServices Holdings *(ss.)                          6,600         212

Matthews International, Class A (ss.)                        13,800         436

Medtronic                                                    42,500       2,036

Nuvasive *(ss.)                                               1,500          17

St. Jude Medical *                                            7,200         549

Steris *                                                     11,200         257

Stryker                                                      14,600         742

Thoratec *(ss.)                                               5,700          83

Wilson Greatbatch Technologies *(ss.)                         4,800         131

                                                                         10,238

Health Care Providers & Services   1.7%

Alliance UniChem (GBP)                                       62,351         723

AmerisourceBergen                                            42,600       2,555

Anthem *(ss.)                                                 7,300         646

Celesio (EUR)                                                11,274         644

Cross Country Healthcare *(ss.)                                 600          10

Henry Schein *                                                8,300         557

Hooper Holmes                                                13,600          76

LabOne *(ss.)                                                 3,400         106

Lifeline Systems *                                            6,400         132

LifePoint Hospitals *                                         1,100          41

Medco *                                                       5,102         179

Sunrise Senior Living *(ss.)                                 13,100         472

Suzuken (JPY) *                                               6,600         207

Symbion *                                                     1,500          24

United Surgical Partners International *                        900          35

UnitedHealth Group                                          107,600       7,021

WellChoice *                                                  4,100         169

WellPoint Health Networks *                                  28,900       3,224

                                                                         16,821

Pharmaceuticals   3.7%

Abbott Laboratories                                          21,900         902

AstraZeneca ADR                                              22,000       1,032

Atherogenics *(ss.)                                           6,200         146

Aventis (EUR) (ss.)                                          11,165         886

Eisai (JPY)                                                  15,000         391

Eli Lilly                                                    12,100         891

Eon Labs *(ss.)                                               1,900         143

Forest Laboratories *                                        35,800       2,269

Galen Holdings (GBP)                                         46,380         616

GlaxoSmithKline (GBP)                                        60,072       1,255

GlaxoSmithKline ADR                                          19,200         815

Hisamitsu Pharmaceutical (JPY)                               18,000         296

Inspire Phamaceuticals *                                      2,400          41

Johnson & Johnson                                            46,000       2,563

Kissei Pharmaceutical (JPY) (ss.)                            10,000         214

Kobayashi Pharmaceutical (JPY)                               11,000         293

Medicines Company *(ss.)                                      3,700         119

Merck                                                        47,400       2,242

Nektar Therapeutics *                                         2,000          43

Novartis (CHF)                                               57,824       2,593

Noven Pharmaceuticals *                                      11,400         219

Novo Nordisk, Series B (DKK)                                  5,956         274

Pfizer                                                      221,087       7,813

Sanofi-Synthelabo (EUR) (ss.)                                18,882       1,248

Schering-Plough                                             165,900       2,804

Takeda Chemical Industries (JPY)                             17,100         712

Teva Pharmaceutical ADR (ss.)                                10,600         701

Wyeth                                                       126,460       4,553

                                                                         36,074

Total Health Care                                                        71,513



INDUSTRIALS & BUSINESS SERVICES   8.1%

Aerospace & Defense   0.9%

Armor Holdings *(ss.)                                        15,300         572

European Aeronautic Defense & Space (EUR) (ss.)              31,104         767

General Dynamics                                              9,100         870

Honeywell International                                      17,500         590

Lockheed Martin                                             107,700       5,336

Mercury Computer Systems *(ss.)                               8,000         179

                                                                          8,314

Air Freight & Logistics   0.3%

EGL *(ss.)                                                   15,700         359

Expeditors International of Washington                        1,000          46

Forward Air *(ss.)                                            1,000          31

Pacer International *                                         8,000         153

Ryder System                                                  7,600         282

UPS, Class B                                                 29,900       2,144

UTi Worldwide (ss.)                                           8,100         373

                                                                          3,388

Airlines   0.0%

Frontier Airlines *(ss.)                                      8,200          76

Midwest Express Holdings *(ss.)                               6,500          26

Qantas Airways (AUD)                                         78,590         192

                                                                            294

Building Products   0.1%

Pilkington (GBP)                                            334,380         555

Quixote (ss.)                                                 2,100          44

Trex *(ss.)                                                   4,900         178

                                                                            777

Commercial Services & Supplies   1.7%

Apollo Group, Class A *                                      32,000       3,002

Cendant                                                      49,000       1,124

Central Parking (ss.)                                        16,700         309

ChoicePoint *                                                10,800         467

Consolidated Graphics *(ss.)                                 11,700         470

Education Management *                                        1,800          62

Electro Rent                                                  5,700          62

First Advantage, Class A *                                    2,300          50

G&K Services, Class A (ss.)                                   8,400         331

Glory (JPY)                                                  10,000         142

H&R Block                                                    28,600       1,397

Herman Miller (ss.)                                          14,000         337

Intersections *(ss.)                                            800          18

Ionics *(ss.)                                                13,500         341

KForce.com *(ss.)                                            13,100         120

Layne Christensen *(ss.)                                      3,300          56

LECG *                                                        7,900         140

New England Business Service (ss.)                            5,700         250

R.R. Donnelley                                              109,600       3,317

Resources Connection *(ss.)                                  11,600         495

SOURCECORP *                                                  6,000         154

Tetra Tech *                                                 15,520         263

Waste Management                                            137,026       3,941

West Corporation *(ss.)                                       3,800          98

                                                                         16,946

Construction & Engineering   0.3%

Acciona (EUR) (ss.)                                          11,434         723

AMEC (GBP)                                                   95,612         470

Balfour Beatty (GBP)                                        103,182         472

Insituform Technologies, Class A *                            8,800         135

JGC (JPY)                                                    38,000         320

NCC AB, Series B (SEK)                                       51,063         432

                                                                          2,552

Electrical Equipment   0.2%

A.O. Smith                                                   17,500         515

American Superconductor *(ss.)                                2,600          33

Artesyn Technologies *(ss.)                                  11,800         108

Belden (ss.)                                                 19,300         326

Draka (EUR) (ss.)                                             9,013         146

PECO II *                                                     3,500           4

Sumitomo Electric Industries (JPY) (ss.)                     45,000         434

Woodward Governor (ss.)                                       1,100          73

                                                                          1,639

Industrial Conglomerates   2.2%

3M                                                           33,400       2,824

DCC (EUR)                                                    34,017         555

General Electric                                            178,300       5,549

Hutchison Whampoa (HKD)                                     152,500       1,032

Sembcorp (SGD)                                              892,000         756

Siemens (EUR)                                                26,288       1,851

Tyco International                                          297,442       9,158

                                                                         21,725

Machinery   1.4%

Actuant, Class A *(ss.)                                       9,440         323

Cuno *(ss.)                                                     300          14

Danaher                                                      88,600       4,167

Deere                                                        49,300       3,239

Fanuc (JPY)                                                  11,700         685

Graco                                                        10,400         291

Guinness Peat Group (NZD)                                   271,766         335

Harsco                                                       12,000         521

IDEX                                                          2,800         134

Illinois Tool Works                                           7,000         629

Lindsay Manufacturing (ss.)                                  11,600         266

Mitsubishi Heavy Industries (JPY)                           197,000         517

Pall                                                         51,200       1,238

Reliance Steel & Aluminum (ss.)                               3,200         117

Saurer (CHF) *                                                4,693         237

Saurer, Rights 6/30/04 (CHF) *                                4,693           3

Toro (ss.)                                                    5,600         359

                                                                         13,075

Marine   0.1%

International Shipholding *                                   1,300          18

Nippon Yusen (JPY)                                          132,000         566

Road & Rail   0.7%

Arriva (GBP)                                                 91,213         651

Burlington Northern Santa Fe                                 75,100       2,474

Genesee & Wyoming, Class A *(ss.)                             1,100          25

Heartland Express (ss.)                                       4,450         108

Knight Transportation *(ss.)                                 17,300         422

Nippon Express (JPY)                                         68,000         368

Norfolk Southern                                            104,600       2,535

Overnite                                                      5,100         133

                                                                          6,716

Trading Companies & Distributors   0.2%

Mitsubishi (JPY)                                             86,000         852

Sumitomo (JPY)                                              103,000         797

                                                                          1,649

Transportation Infrastructure   0.0%

Kamigumi (JPY)                                               33,000         217

Macquarie Infrastructure Group,
Equity Units (AUD)                                           98,557         222

                                                                            439

Total Industrials & Business Services                                    78,098



INFORMATION TECHNOLOGY   7.9%

Communications Equipment   1.9%

Black Box (ss.)                                               8,100         369

Cisco Systems *                                             195,000       4,319

Corning *                                                   447,000       5,538

Emulex *(ss.)                                                 8,900         166

F5 Networks *(ss.)                                            3,200          95

Ixia *(ss.)                                                   5,200          49

Juniper Networks *(ss.)                                      21,500         450

Lucent Technologies *(ss.)                                  746,100       2,664

Nokia (EUR)                                                  26,097         356

Nokia ADR                                                    53,400         734

Packeteer *(ss.)                                              4,800          69

QLogic *                                                     16,300         500

QUALCOMM                                                      9,200         617

Research In Motion *                                         15,900       1,908

Riverstone Networks *(ss.)                                   17,200          18

Sagem (EUR)                                                   6,266         687

Sirf Technology Holdings *(ss.)                               1,000          15

Stratos International *(ss.)                                    599           3

Tekelec *(ss.)                                                4,800          80

Uniden (JPY)                                                  9,000         158

                                                                         18,795

Computer & Peripherals   0.7%

Creative Technology (SGD)                                    20,200         203

Dell *                                                      111,100       3,908

IBM                                                           2,900         257

Lexmark International *                                      15,200       1,434

NEC (JPY)                                                    42,000         308

NEC Fielding (JPY) *(ss.)                                     3,000          81

NEC Fielding (When Issued) (JPY)                              3,000          81

Synaptics *(ss.)                                              6,500         125

                                                                          6,397

Electronic Equipment & Instruments   0.3%

Digital Theater Systems *(ss.)                                4,300         106

Hosiden (JPY) (ss.)                                          28,000         352

KEMET *                                                      19,100         232

Kyocera (JPY)                                                 4,000         334

Littelfuse *                                                  7,000         277

Methode Electronics, Class A (ss.)                           13,200         145

Newport *(ss.)                                                8,100         118

Plexus *(ss.)                                                19,600         288

Shimadzu (JPY)                                              123,000         635

TDK (JPY)                                                     7,700         542

Technitrol *(ss.)                                             3,700          77

Woodhead Industries (ss.)                                    10,300         155

                                                                          3,261

Internet Software & Services   0.5%

Digital Insight *(ss.)                                        7,700         149

InterActiveCorp *(ss.)                                       49,000       1,532

Internet Security Systems *(ss.)                              9,700         153

MatrixOne *(ss.)                                             15,400         105

Netegrity *(ss.)                                              8,900          84

Sonicwall *(ss.)                                              4,000          32

Websense *(ss.)                                               4,800         155

Yahoo! *                                                     89,800       2,753

                                                                          4,963

IT Services   0.9%

Accenture, Class A *                                          7,200         177

Affiliated Computer Services, Class A *                      24,700       1,231

Automatic Data Processing                                     3,200         142

BISYS Group *                                                11,500         145

CACl International, Class A *                                 8,700         323

First Data                                                   42,368       1,834

Fiserv *                                                     34,400       1,301

Global Payments (ss.)                                         8,900         415

Indra Sistemas (EUR)                                         47,454         607

Iron Mountain *                                              12,124         537

Itochu Techno-Science (JPY) (ss.)                            18,000         702

Logica CMG (GBP)                                             62,288         213

Maximus *(ss.)                                               10,200         367

MPS Group *                                                  28,400         315

SunGard Data Systems *                                       21,900         607

                                                                          8,916

Office Electronics   0.2%

Canon (JPY)                                                  22,000       1,088

Neopost (EUR)                                                 5,693         323

                                                                          1,411

Semiconductor & Semiconductor Equipment   1.5%

AMIS Holdings *                                               6,100         103

Analog Devices                                               48,000       2,359

Applied Materials *                                          39,500         788

Artisan Components *(ss.)                                     9,500         241

Atheros Communications *(ss.)                                 4,200          52

ATMI *(ss.)                                                   9,700         248

Cabot Microelectronics *(ss.)                                 5,700         178

Entegris *(ss.)                                              14,000         159

Exar *                                                       12,100         193

Intel                                                        81,800       2,335

Jenoptik (EUR) (ss.)                                         28,327         342

Lattice Semiconductor *(ss.)                                  1,900          15

Maxim Integrated Products                                    55,300       2,811

Microchip Technology                                         14,400         457

Microsemi *(ss.)                                             14,400         176

MKS Instruments *(ss.)                                       15,100         353

Mykrolis *(ss.)                                              15,400         249

PDF Solutions *(ss.)                                          6,600          59

Power Integrations *(ss.)                                     2,500          69

Rohm (JPY)                                                    1,500         180

Semiconductor Manufacturing ADR *(ss.)                       16,400         203

Semtech *(ss.)                                               17,500         440

Sigmatel *(ss.)                                               4,500         114

Tessera Technologies *(ss.)                                   8,500         150

Texas Instruments                                            39,100       1,021

Xilinx                                                       36,500       1,331

                                                                         14,626

Software   1.9%

Actuate *                                                     7,600          28

Adobe Systems                                                47,100       2,102

Altiris *(ss.)                                                5,700         152

Catapult Communications *(ss.)                                4,800          79

Concord Communications *(ss.)                                 4,800          55

FactSet Research Systems (ss.)                                9,200         402

FileNet *(ss.)                                               13,000         356

Intuit *                                                     42,800       1,677

Jack Henry & Associates                                      24,800         481

Kronos *(ss.)                                                16,249         674

Magma Design Automation *(ss.)                                5,000          96

Mercury Interactive *                                         2,900         139

Microsoft                                                   250,000       6,587

NEC Soft (JPY)                                               10,000         270

NetIQ *                                                      11,452         152

Open Solutions *                                              3,700          82

Progress Software *                                           8,700         163

Quest Software *(ss.)                                        10,800         144

Red Hat *(ss.)                                                8,600         235

RSA Security *(ss.)                                          11,000         202

SAP (EUR) (ss.)                                               7,950       1,284

SAP ADR  (ss.)                                               27,000       1,091

SPSS *(ss.)                                                   5,200          87

Symantec *                                                   15,000         687

Trend Micro (JPY)                                             7,500         282

Verisity Ltd. *                                               3,700          20

VERITAS Software *                                           20,950         557

Verity *(ss.)                                                11,600         161

                                                                         18,245

Total Information Technology                                             76,614



MATERIALS   5.1%

Chemicals   1.9%

Agrium                                                      122,200       1,608

Airgas                                                       32,800         714

Arch Chemicals (ss.)                                         12,700         337

BASF (EUR) (ss.)                                             20,144       1,030

Degussa (EUR) (ss.)                                          30,016         993

Dow Chemical                                                 81,500       3,252

DuPont                                                       62,373       2,695

Ferro                                                        14,600         374

Great Lakes Chemical                                         43,240       1,072

Hercules *                                                   99,000       1,047

IMC Global (ss.)                                             23,100         288

International Flavors & Fragrances                           48,900       1,759

Kaneka (JPY)                                                107,000         990

MacDermid (ss.)                                               1,700          53

Material Sciences *(ss.)                                      6,900          71

Minerals Technologies (ss.)                                   9,800         564

Mitsubishi Gas Chemical (JPY)                                72,000         271

Potash Corp./Saskatchewan                                    18,300       1,593

Symyx Technologies *(ss.)                                     4,900         118

Yara International (NOK) *                                    7,149          53

                                                                         18,882

Construction Materials   0.4%

Aggregate Industries (GBP)                                  364,822         564

Boral (AUD)                                                 321,904       1,347

Cemex (MXN) (ss.)                                           141,183         824

Heidelberger Zement (EUR)                                     6,037         266

Lafarge (EUR)                                                 3,491         302

RMC (GBP)                                                    37,640         379

                                                                          3,682

Containers & Packaging   0.1%

Chesapeake Corp. (ss.)                                        6,900         150

Smurfit-Stone Container *                                     1,700          31

Toyo Seikan Kaisha (JPY) (ss.)                               25,000         411

                                                                            592

Metals & Mining   2.3%

Alcoa                                                        74,216       2,323

Anglo American (GBP)                                         28,931         607

BHP Billiton (AUD)                                           51,700         445

Bluescope Steel (AUD) (ss.)                                 293,168       1,298

Gerdau ADR (ss.)                                            150,880       1,602

Gibraltar Steel (ss.)                                         3,000          87

Lihir Gold (AUD) (ss.)                                      137,620          95

Meridian Gold *(ss.)                                         20,500         267

Nippon Steel (JPY) (ss.)                                    316,000         642

NN, Inc. (ss.)                                                2,000          24

Nucor                                                       120,200       7,915

Phelps Dodge *                                               76,000       5,160

SSAB Svenskt Stal, Series A (SEK)                            40,019         669

Steel Dynamics *(ss.)                                        12,200         312

Voestalpine (EUR) (ss.)                                       9,849         440

                                                                         21,886

Paper & Forest Products   0.4%

Buckeye Technologies *(ss.)                                  18,900         191

MeadWestvaco                                                 55,000       1,519

Paperlinx (AUD)                                             142,467         495

Potlatch (ss.)                                                  800          30

Weyerhaeuser                                                 34,800       2,105

                                                                          4,340

Total Materials                                                          49,382



TELECOMMUNICATION SERVICES   2.3%

Diversified Telecommunication Services   0.8%

Cable & Wireless (GBP) *                                    106,571         241

Commonwealth Telephone Enterprises *(ss.)                       200           8

SBC Communications                                           41,500         983

Sprint                                                      120,600       2,142

TDC (DKK)                                                    17,565         593

Tele Norte Leste Participacoes ADR (ss.)                     58,000         657

Tele2 AB, Series B (SEK) (ss.)                               17,095         737

Telecom Italia (EUR) (ss.)                                  269,989         828

Telenor (NOK)                                               126,745         909

Telmex ADR                                                   23,200         780

                                                                          7,878

Wireless Telecommunication Services   1.5%

America Movil ADR, Series L                                  30,200       1,058

Bouygues (EUR) (ss.)                                         25,027         863

China Unicom (HKD) (ss.)                                    262,000         202

Debitel (EUR) *                                              11,543         154

KDDI (JPY)                                                      234       1,367

mm02 (GBP) *                                                765,410       1,368

Nextel Communications, Class A *                            100,900       2,334

SK Telecom ADR (ss.)                                         15,390         321

Smartone Telecommunications (HKD)                           181,000         194

Spectrasite *                                                 9,800         407

Telecom Italia Mobile (EUR) (ss.)                           225,058       1,221

Vodafone ADR                                                185,250       4,402

Western Wireless, Class A *(ss.)                              4,200         115

                                                                         14,006

Total Telecommunication Services                                         21,884

UTILITIES   1.6%

Electric Utilities   1.2%

Cleco (ss.)                                                   7,400         128

E.On (EUR) (ss.)                                             28,455       1,973

El Paso Electric *                                            7,100         103

Exelon                                                       52,100       1,735

FirstEnergy                                                  53,556       2,089

Hong Kong Electric (HKD)                                     71,000         296

Iberdrola (EUR)                                              43,312         874

TEPCO (JPY)                                                  17,500         375

Tohoku Electric Power (JPY)                                  44,600         720

TXU                                                          78,700       2,941

                                                                         11,234

Gas Utilities   0.2%

Australian Gas Light (AUD)                                   73,696         621

Centrica (GBP)                                              256,553       1,000

Toho Gas (JPY)                                               97,000         325

                                                                          1,946

Multi-Utilities & Unregulated Power   0.2%

Constellation Energy Group                                   36,700       1,404

RWE (EUR)                                                    10,199         445

United Utilities (GBP)                                       56,034         560

                                                                          2,409

Total Utilities                                                          15,589


Total Common Stocks (Cost  $495,653)                                    631,040



PREFERRED STOCKS   0.2%

Fresenius (EUR) (ss.)                                         5,508         418

News Corporation ADR                                         32,500       1,107

Porsche (EUR)                                                 1,265         855


Total Preferred Stocks (Cost  $1,860)                                     2,380

ASSET-BACKED SECURITIES   0.8%

Capital Auto Receivables Asset Trust,
Series 2002-2 Class CERT, 4.18%, 10/15/07                   511,329         519

Chase Manhattan Auto Owner Trust

        Series 2001-B, Class CTFS, 3.75%, 5/15/08           214,555         217

        Series 2003-A, Class A4, 2.06%, 12/15/09            610,000         593

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                              546,711         551

Citibank Credit Card Issuance Trust

        Series 2001-C1, Class C1, VR,
        2.22%, 1/15/10                                      460,000         469

        Series 2000-C1, Class C1, 7.45%, 9/15/07            800,000         847

Hyundai Auto Receivables Trust

        Series 2003-A, Class D, 4.06%, 10/15/10             160,000         161

        Series 2003-A, Class A4, 3.02%, 10/15/10            360,000         355

MBNA Master Credit Card Trust II, Series 2000-D
Class C, 144A, 8.40%, 9/15/09                               850,000         954

Morgan Stanley Auto Loan Trust, Series 2004-HBI,
Class C, VR, 2.88%, 10/15/11                                330,000         330

Peco Energy Transition Trust, Series 2001-A
Class A1, VR, 6.52%, 12/31/10                               925,000       1,015

Reliant Energy Transition Bond, Series 2001-1
Class A4, 5.63%, 9/15/15                                    775,000         808

World Financial Network, Series 2003-A
Class A2, VR, 1.47%, 5/15/12                                800,000         801


Total Asset-Backed Securities (Cost  $7,525)                              7,620



CORPORATE BONDS  5.4%

Abbott Laboratories, 5.625%, 7/1/06                         300,000         316

ABN Amro Bank, 7.125%, 6/18/07                              300,000         330

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                                        575,000         600

Alcan, 6.125%, 12/15/33                                     345,000         333

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                         285,000         298

Amerada Hess, 7.875%, 10/1/29                               260,000         279

AOL Time Warner, 7.625%, 4/15/31                            325,000         350

Appalachian Power, 4.80%, 6/15/05                           355,000         363

AT&T Broadband, 8.375%, 3/15/13                             610,000         717

Atlantic Richfield, 9.125%, 3/1/11                          500,000         621

AutoZone, 4.75%, 11/15/10                                   575,000         561

Baker Hughes, 6.875%, 1/15/29                               450,000         489

Bank of America, 4.875%, 9/15/12                            530,000         517

Bank One, 5.25%, 1/30/13                                    550,000         538

BB&T, 6.50%, 8/1/11                                         145,000         157

Black Hills, 6.50%, 5/15/13                                 320,000         320

Boeing, 8.75%, 8/15/21                                      465,000         579

British Telecommunications, VR, 8.375%, 12/15/10            215,000         252

Buckeye Partners, 6.75%, 8/15/33                            155,000         160

Bunge Limited Finance, 4.375%, 12/15/08                     405,000         400

Canadian National Railway, 4.40%, 3/15/13                   535,000         500

Canadian Natural Resources, 7.20%, 1/15/32                  560,000         626

Capital One Bank, 4.25%, 12/1/08                            355,000         348

CE Electric UK Funding, 144A, 6.995%, 12/30/07              310,000         328

Celulosa Arauco Y Constitucion, 5.125%, 7/9/13              330,000         308

Chancellor Media, 8.00%, 11/1/08                            195,000         221

Chevron Phillips Chemical, 5.375%, 6/15/07                  270,000         282

CIT Group

        2.875%, 9/29/06                                     185,000         182

        7.75%, 4/2/12                                       360,000         410

Citigroup, 5.625%, 8/27/12                                  790,000         807

Citizens Communications, 9.00%, 8/15/31                     200,000         188

Clear Channel Communications, 4.625%, 1/15/08               215,000         218

ConocoPhillips, 5.90%, 10/15/32                             500,000         479

Countrywide Home Loans, 5.50%, 2/1/07                       360,000         377

Cox Communications, 7.875%, 8/15/09                         400,000         453

DaimlerChrysler, 6.50%, 11/15/13                            425,000         430

Deutche Telekom International Finance

        STEP, 8.50%, 6/15/10                                270,000         319

        STEP, 8.75%, 6/15/30                                240,000         291

Developers Diversified Realty, 3.875%, 1/30/09              285,000         275

Devon Financing, 7.875%, 9/30/31                            280,000         321

Domtar, 5.375%, 12/1/13                                     315,000         300

Dow Chemical, 6.125%, 2/1/11                                245,000         258

Duke Capital

        4.302%, 5/18/06                                     195,000         196

        7.50%, 10/1/09                                      340,000         378

Encana Holdings Finance, 5.80%, 5/1/14                      425,000         433

Entergy Gulf States, 5.20%, 12/3/07                         325,000         327

Exelon Generation, 144A, 5.35%, 1/15/14                     310,000         300

Falconbridge, 7.35%, 6/5/12                                 375,000         413

First Union, 6.40%, 4/1/08                                  150,000         162

Ford Motor Credit

        5.80%, 1/12/09                                      475,000         476

        6.50%, 1/25/07                                      815,000         855

France Telecom, STEP, 8.75%, 3/1/11                         145,000         168

Franklin Resources, 3.70%, 4/15/08                          110,000         108

Fred Meyer, 7.45%, 3/1/08                                   350,000         389

Fund American Companies, 5.875%, 5/15/13                    385,000         381

General Electric Capital

        6.00%, 6/15/12                                      740,000         779

        6.125%, 2/22/11                                     535,000         572

General Motors Acceptance, 7.25%, 3/2/11                    460,000         482

Glaxosmithkline Capital, 5.375%, 4/15/34                    265,000         240

GM, 8.375%, 7/15/33                                         425,000         442

Goldman Sachs Capital I, 6.345%, 2/15/34                    815,000         767

Halliburton, 144A, VR, 1.92%, 1/26/07                       410,000         410

HBOS, 144A, 6.00%, 11/1/33                                  345,000         323

Hearst-Argyle, 7.00%, 1/15/18                               255,000         275

Hertz, 4.70%, 10/2/06                                       165,000         166

Highmark, 144A, 6.80%, 8/15/13                              165,000         173

Household Finance

        5.75%, 1/30/07                                      135,000         143

        6.375%, 11/27/12                                    105,000         112

Hutchison Whampoa, 144A, 5.45%, 11/24/10                    250,000         244

IBM, 4.25%, 9/15/09                                         390,000         389

ING Bank NV, 144A, 5.125%, 5/1/15                           475,000         457

International Lease Finance, 6.375%, 3/15/09                650,000         698

International Speedway, 144A, 4.20%, 4/15/09                185,000         181

IStar Financial, 144A, 4.875%, 1/15/09                      155,000         147

J.P. Morgan Chase, 5.75%, 1/2/13                            370,000         375

Jersey Central Power & Light, 144A,
5.625%, 5/1/16                                              170,000         166

John Deere Capital, 7.00%, 3/15/12                          370,000         413

Kaneb Pipeline Operations, 7.75%, 2/15/12                   190,000         208

Kinder Morgan, 6.50%, 9/1/12                                365,000         387

Kraft Foods, 5.625%, 11/1/11                                375,000         378

Liberty Media, VR, 2.61%, 9/17/06                           415,000         422

Marsh & McLennan, 3.625%, 2/15/08                           180,000         177

Masco, 5.875%, 7/15/12                                      500,000         520

McCormick, 6.40%, 2/1/06                                    775,000         820

MetLife, 6.125%, 12/1/11                                    485,000         516

Miller Brewing, 144A, 5.50%, 8/15/13                        505,000         504

Morgan Stanley, 3.625%, 4/1/08                              585,000         575

Motorola, 6.75%, 2/1/06                                     205,000         216

Nationwide Financial Services, 5.90%, 7/1/12                435,000         450

Nationwide Mutual Insurance, 144A,
6.60%, 4/15/34                                              220,000         209

NLV Financial, 144A, 7.50%, 8/15/33                         245,000         246

Noram Energy, 6.50%, 2/1/08                                 128,000         135

Northern Trust, 4.60%, 2/1/13                               215,000         204

Occidental Petroleum, 4.25%, 3/15/10                        445,000         435

Office Depot, 6.25%, 8/15/13                                325,000         337

Ohio Edison, 4.00%, 5/1/08                                  355,000         347

PG&E, VR, 1.81%, 4/30/06                                    430,000         431

Panhandle Eastern Pipeline, 4.80%, 8/15/08                  155,000         156

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                            265,000         273

Pinnacle West Capital, 6.40%, 4/1/06                        300,000         316

Pioneer Natural Resources, 7.50%, 4/15/12                   280,000         316

Plains All American Pipeline, 7.75%, 10/15/12               555,000         610

Potomac Electric Power, 3.75%, 2/15/06                      220,000         222

PPL Capital Funding, 144A, 4.33%, 3/1/09                    415,000         404

Praxair, 2.75%, 6/15/08                                     345,000         329

Principal Life, 144A, 5.125%, 10/15/13                      375,000         366

Principal Mutual Life Insurance,

144A, 8.00%, 3/1/44                                         380,000         386

Prudential Financial, 3.75%, 5/1/08                         300,000         297

PSEG Power, 3.75%, 4/1/09                                   280,000         268

Public Service of New Mexico, 4.40%, 9/15/08                325,000         323

Pulte Homes, 7.875%, 8/1/11                                 300,000         337

R.R. Donnelley & Sons, 144A, 3.75%, 4/1/09                  230,000         222

Reckson Operating Partnership, 5.15%, 1/15/11               350,000         340

Rogers Cable, 5.50%, 3/15/14                                330,000         290

Rouse, 8.43%, 4/27/05                                       800,000         840

SCA Coordination Center, 144A, 4.50%, 7/15/15               245,000         223

Sealed Air, 144A, 5.375%, 4/15/08                           315,000         324

Security Benefit Life Insurance,
144A, 7.45%, 10/1/33                                        165,000         170

Sempra Energy, 6.00%, 2/1/13                                340,000         352

Simon Property Group, 144A, 3.75%, 1/30/09                  370,000         354

SLM Corporation

        VR, 1.37%, 1/26/09                                  435,000         435

        VR, 3.05%, 4/1/29                                   310,000         303

Sprint Capital

        6.875%, 11/15/28                                    310,000         300

        7.625%, 1/30/11                                     460,000         511

State Street, 7.65%, 6/15/10                                400,000         463

Sungard Data Systems, 3.75%, 1/15/09                        215,000         208

Telecom Italia Capital, 144A, 5.25%, 11/15/13               425,000         411

Telefonos De Mexico, 4.50%, 11/19/08                        190,000         185

Telus, 8.00%, 6/1/11                                        265,000         304

Transocean, 7.50%, 4/15/31                                  230,000         260

Tyco International, 6.375%, 10/15/11                        310,000         326

U.S. Bank NA, 2.85%, 11/15/06                               355,000         353

U.S. Cellular, 6.70%, 12/15/33                              210,000         198

Union Pacific, 6.50%, 4/15/12                               380,000         409

United Air Lines, ETC, 9.20%, 3/22/08 *                     169,007          80

Univision Communications, 2.875%, 10/15/06                  190,000         188

UST, 6.625%, 7/15/12                                        470,000         509

Verizon Global Funding, 7.75%, 12/1/30                      320,000         359

Waste Management, 5.00%, 3/15/14                            470,000         446

Webster Financial, 5.125%, 4/15/14                          395,000         380

Wells Fargo & Company, VR, 1.17%, 3/23/07                   475,000         476

Western Power Distribution Holdings, 144A
6.875%, 12/15/07                                            215,000         223

Weyerhaeuser, 6.75%, 3/15/12                                370,000         399

XL Capital Finance, 6.50%, 1/15/12                          335,000         360

XTO Energy, 4.90%, 2/1/14                                   285,000         267

Yum! Brands, 7.70%, 7/1/12                                  400,000         458


Total Corporate Bonds (Cost  $52,974)                                    52,687



FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%

Asian Development Bank, 6.25%, 6/15/11 (AUD)              3,545,000       2,560

Federal Republic of Germany

        5.00%, 1/4/12 (EUR)                                 525,000         680

        5.00%, 5/20/05 (EUR)                              3,305,000       4,142

Government of Canada

        3.50%, 6/1/04 (CAD)                               4,800,000       3,512

        5.25%, 6/1/12 (CAD)                               3,820,000       2,902

Inter-American Development Bank,
5.00%, 11/15/06 (AUD)                                     2,400,000       1,681

Republic of Chile, 5.50%, 1/15/13                           315,000         316

Republic of Italy, 5.875%, 8/14/08 (AUD)                    325,000         232

Republic of South Africa, 6.50%, 6/2/14                     210,000         210

United Mexican States

        6.375%, 1/16/13                                     390,000         390

        VR, 1.84%, 1/13/09 (ss.)                            290,000         294

Total Foreign Government Obligations &
Municipalities  (Cost  $15,803)                                          16,919



NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES   1.7%

Banc of America Commercial Mortgage,
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36               700,000         674

Bank of America Mortgage Securities

        Series 2003-L, Class 2A2, CMO, VR,
        4.356%, 1/25/34                                   1,443,630       1,441

        Series 2004-A, Class 2A2, CMO, VR,
        4.18%, 2/25/34                                      812,966         804

        Series 2004-D, Class 2A2, CMO, VR,
        4.23%, 5/25/34                                      515,074         511

BankBoston Home Equity Loan Trust, Series 1998-1
Class A6, CMO, 6.35%, 2/25/13                               946,422         969

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41            1,700,000       1,689

Chase Funding Mortgage Loan

        Series 2003-3, Class 1M1, 4.537%, 9/25/32           300,000         286

        Series 2002-1, Class 1A3, 5.039%, 12/25/23          594,410         598

        Series 2002-2, Class 1M1, 5.599%, 9/25/31           150,000         154

Countrywide Asset-Backed Certificates,
Series 2003-5 Class AF3, 3.613%, 4/25/30                    620,000         620

Countrywide Home Loans,
Series 2003-60, Class 2A1 CMO, VR, 5.065%, 2/25/34          240,919         242

DLJ Commercial Mortgage, Series 1999-CG2,
Class A1B CMO, VR, 7.30%, 6/10/32                           150,000         168

General Electric Capital,
Series 2001-1, Class A2 CMO, 6.531%, 3/15/11                815,000         884

GMAC Commercial Mortgage Securities,
Series 2001-C2 Class A2, CMO, 6.70%, 4/15/34              1,125,000       1,230

Greenwich Capital Commercial Funding,
Series 2004-GGIA Class A2, CMO, 3.835%, 10/8/08             725,000         726

J.P. Morgan Chase Commercial Mortgage

        Series 2001-CIB2, Class A2, CMO,
        6.244%, 4/15/35                                     750,000         805

        Series 2001-CIBC, Class A3, CMO,
        6.26%, 3/15/33                                      885,000         941

J.P. Morgan Commercial Mortgage Finance

        Series 1999-C7, Class A2, CMO,
        6.507%, 10/15/35                                    325,000         350

        Series 1999-PLS1, Class A2,
        CMO, 144A, VR, 7.313%, 2/15/32                    1,210,000       1,334

LB-UBS Commercial Mortgage Trust

        Series 2004-C2, Class A2, CMO,
        3.246%, 3/15/29                                   1,000,000         953

        Series 2004-C4, Class A2, CMO, VR,
        4.567%, 5/15/29                                     950,000         958

Summit Mortgage Trust, Series 2002-1, Class A2
CMO, 144A, VR, 6.20%, 6/28/16                               179,236         179

Washington Mutual, Series 2004-AR1, Class A
CMO, VR, 4.229%, 3/25/34                                    468,923         465


Total Non-U.S. Government Mortgage-
Backed Securities (Cost  $17,241)                                        16,981


U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES   6.6%


U.S. Government Agency Obligations (+/-)   5.8%

Federal Home Loan Mortgage

        4.50%, 11/1/18 - 5/1/19                             974,990         954

        5.00%, 12/1/08 - 11/1/33                          3,576,286       3,521

        6.00%, 4/1/24 - 2/1/34                            1,226,585       1,250

        6.50%, 10/1 - 12/1/08                                28,913          30

        7.00%, 10/1/08 - 6/1/32                             670,553         705

        9.00%, 11/1/04                                          205           0

    ARM, 4.611%, 9/1/32                                     367,370         367

    CMO

        4.50%, 3/15/16                                    1,950,000       1,927

        5.50%, 4/15/28                                    1,625,000       1,625

        6.50%, 3/15/11                                    3,271,000       3,411

        CMO, IO

        4.50%, 6/15/11 - 4/15/18                          2,275,672         250

    TBA, 5.50%, 1/1/34                                    4,075,000       4,036

Federal National Mortgage Assn.

        4.50%, 5/1/18 - 11/1/33                          10,383,385      10,059

        5.00%, 10/1/18 - 4/1/34                           4,083,124       4,006

        5.50%, 1/1/17 - 3/1/34                           11,061,723      11,078

        6.00%, 10/1/13                                      363,174         380

        6.50%, 8/1/08 - 12/1/32                           1,532,979       1,603

        7.00%, 2/1/30 - 4/1/32                              297,693         313

        8.00%, 5/1/07 - 6/1/10                                8,631           9

        8.50%, 8/1/06 - 11/1/21                               4,749           5

    CMO

        2.91%, 11/25/33                                     475,000         454

        3.50%, 4/25/13                                      600,000         603

        5.00%, 3/25/15                                    1,175,000       1,207

        5.50%, 7/25/28                                      888,050         898

        7.25%, 5/25/20                                      479,713         503

    IO

        5.50%, 11/25/28                                     522,935          60

        6.50%, 2/1/32                                       286,486          70

    TBA

        5.50%, 1/1/19                                     2,975,000       3,035

        6.00%, 1/1/34                                     3,975,000       4,038

                                                                         56,397

U.S. Government Obligations   0.8%

Government National Mortgage Assn.

        5.00%, 9/20/33 - 3/20/34                          1,820,487       1,754

        5.50%, 1/20 - 5/20/34                             4,016,636       3,989

        6.00%, 5/15/17 - 2/20/34                            145,721         149

        6.50%, 1/15/26 - 2/15/29                            389,087         406

        7.00%, 3/15/13 - 9/20/27                            513,252         550

        7.50%, 2/15/16 - 1/15/30                            199,757         214

        8.00%, 9/15/22 - 10/20/25                            96,670         106

    TBA, 6.00%, 1/1/34                                      231,000         235

                                                                          7,403
Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $64,197)                                        63,800



U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   7.1%

U.S. Government Agency Obligations (+/-)   2.0%

Federal Home Loan Bank, 5.75%, 5/15/12 (ss.)              1,500,000       1,575

Federal Home Loan Mortgage,
4.625%, 2/15/07 (EUR)                                     5,870,000       7,458

Federal National Mortgage Assn.

        2.50%, 6/15/06 (ss.)                              2,750,000       2,735

        3.25%, 8/15/08 (ss.)                                330,000         321

        3.375%, 12/15/08 (ss.)                            3,065,000       2,973

        5.125%, 1/2/14 (ss.)                                310,000         301

        6.00%, 5/15/11 (ss.)                              1,685,000       1,804

        7.125%, 1/15/30 (ss.)                             1,270,000       1,471

Resolution Funding, 8.125%, 10/15/19                        210,000         264

                                                                         18,902


U.S. Treasury Obligations   5.1%

U.S. Treasury Bonds

        5.375%, 2/15/31                                     590,000         592

        6.00%, 2/15/26 (ss.)                                995,000       1,066

        6.125%, 11/15/27 - 8/15/29 (ss.)                  4,165,000       4,541

        6.25%, 8/15/23 - 5/15/30 (ss.)                    2,225,000       2,472

        6.375%, 8/15/27 (ss.)                               965,000       1,083

        7.50%, 11/15/16 (ss.)                             2,160,000       2,654

U.S. Treasury Inflation-Indexed
Notes, 1.875%, 7/15/13 (ss.)                              3,085,893       3,070

U.S. Treasury Notes

        1.50%, 3/31/06 (ss.)                                 65,000          64

        2.125%, 8/31/04 (ss.)                             1,640,000       1,644

        2.50%, 5/31/06                                    7,200,000       7,200

        3.25%, 8/15/07 - 8/15/08 (ss.)++                  3,800,000       3,793

        3.375%, 12/15/08 (ss.)                            5,610,000       5,535

        3.50%, 11/15/06 (ss.)                             7,180,000       7,295

        3.875%, 2/15/13 (ss.)                             2,115,000       2,015

        4.75%, 11/15/08 (ss.)                             5,195,000       5,431

        5.00%, 8/15/11 (ss.)++                            1,145,000       1,193

        5.875%, 11/15/04 (ss.)                              385,000         393

                                                                         50,041

Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $66,847)                              68,943



MUNICIPAL BONDS   0.4%

California
    Economic Recovery

        5.00%, 7/1/23 (Tender 7/1/07)                       205,000         221

        5.00%, 7/1/23 (Tender 7/1/08)                       190,000         203

California, GO, 5.25%, 4/1/34                               205,000         203

Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (FSA Insured)                                240,000         226

Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)             970,000       1,082

North Carolina, GO, 5.25%, 3/1/13                         1,245,000       1,379

Oregon, GO, 5.892%, 6/1/27                                  130,000         131


Total Municipal Bonds (Cost  $3,526)                                      3,445



DOMESTIC BOND MUTUAL FUNDS   7.3%

T. Rowe Price Institutional
High Yield Fund, 8.08%  p!                                6,677,107      70,911


Total Domestic Bond Mutual Funds (Cost  $70,798)                         70,911

SHORT-TERM INVESTMENTS   4.3%

Money Market Fund   4.1%

T. Rowe Price Reserve Investment Fund, 1.09% #           39,899,600      39,900

                                                                         39,900

U.S. Treasury Obligations  0.2%

U.S. Treasury Bills, 1.07%, 8/12/04                       1,680,000       1,676

                                                                          1,676

Total Short-Term Investments (Cost  $41,576)                             41,576



SECURITIES LENDING COLLATERAL   13.6%

Money Market Pooled Account   3.3%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London,
1.061% #                                                 32,319,304      32,319

                                                                         32,319

Money Market Trust   10.3%

State Street Bank and Trust Company of New
Hampshire N.A. Securities Lending Quality
Trust units, 1.121% #                                    99,263,678      99,264

                                                                         99,264

Total Securities Lending Collateral (Cost  $131,583)                    131,583


Total Investments in Securities

114.4% of Net Assets (Cost $969,584)                                 $1,107,885
                                                                     ----------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                         Contract   Unrealized
                                           Expiration     Value     Gain (Loss)
--------------------------------------------------------------------------------
Short, 97 five year U.S. Treasury Note
contracts, $93 par of U. S. Treasury Notes
pledged as initial margin                       9/04    $ (10,493)   $     (42)

Short, 76 ten year U.S. Treasury Note
contracts, $112 par of U. S. Treasury Notes
pledged as initial margin                       9/04       (8,237)         (36)

Short, 8 U.S. Treasury Bond
contracts, $15 par of U. S. Treasury Notes
pledged as initial margin                       9/04         (842)          (4)

Net payments (receipts) of variation
margin to date                                                             157

Variation margin receivable (payable)
on open futures contracts                                           $       75
                                                                    ----------

    (1)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

(ss.)  All or a portion of this security is on loan at May 31, 2004
       - See Note 2

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

   ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

    !  Affiliated company - See Note 2.

    p  SEC yield

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $10,283 and represents 1.06% of net assets

  ADR   American Depository Receipts

  ADS   American Depository Shares

  ARM   Adjustable Rate Mortgage

  AUD   Australian dollar

  CAD   Canadian dollar

  CHF   Swiss franc

  CMO   Collateralized Mortgage Obligation

  DKK   Danish krone

  ETC   Equipment Trust Certificate

  EUR   Euro

  FSA   Financial Security Assurance Inc.

  GBP   British pound

  GDR   Global Depository Receipts

  GDS   Global Depository Shares

   GO   General Obligation

  HKD   Hong Kong dollar

   IO Interest Only security for which the fund receives interest on notional principal (par)

  JPY   Japanese yen

 MBIA   MBIA Insurance Corp.

  MXN   Mexican peso

  MYR   Malaysian ringgit

  NOK   Norwegian krone

  NZD   New Zealand dollar

 REIT   Real Estate Investment Trust

  SEK   Swedish krona

  SGD   Singapore dollar

 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

  TBA   To Be Announced security was purchased on a forward commitment basis

   VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $70,798)                             $     70,911

  Other companies (cost $898,786)                                    1,036,974

Total investments in securities                                      1,107,885

Other assets                                                            21,090

Total assets                                                         1,128,975

Liabilities

Obligation to return securities lending collateral                     131,583

Other liabilities                                                       28,894

Total liabilities                                                      160,477

NET ASSETS                                                        $    968,498
                                                                  ------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $      3,996

Undistributed net realized gain (loss)                                 (40,609)

Net unrealized gain (loss)                                             138,216

Paid-in-capital applicable to 58,069,328 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                     866,895

NET ASSETS                                                        $    968,498
                                                                  ------------

NET ASSET VALUE PER SHARE                                         $      16.68
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income

  Dividend                                                           $   15,333

  Interest                                                                7,839

  Securities lending                                                        310

  Total income                                                           23,482

Expenses

  Investment management                                                   4,412

  Shareholder servicing                                                   2,703

  Custody and accounting                                                    297

  Prospectus and shareholder reports                                         85

  Registration                                                               77

  Legal and audit                                                            16

  Directors                                                                   7

  Miscellaneous                                                               6

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                             (415)

  Net expenses                                                            7,188

Net investment income (loss)                                             16,294

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              3,339

  Capital gain distributions from mutual funds                              113

  Futures                                                                   701

  Foreign currency transactions                                            (137)

  Net realized gain (loss)                                                4,016

Change in net unrealized gain (loss)

  Securities                                                             91,196

  Futures                                                                   (39)

  Other assets and liabilities
  denominated in foreign currencies                                         (56)

  Change in net unrealized gain (loss)                                   91,101

Net realized and unrealized gain (loss)                                  95,117

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  111,411
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                        5/31/04       5/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $   16,294    $   15,400

  Net realized gain (loss)                                4,016       (27,906)

  Change in net unrealized gain (loss)                   91,101        12,239

  Increase (decrease) in net assets
  from operations                                       111,411          (267)

Distributions to shareholders

  Net investment income                                 (15,646)      (15,865)

  Net realized gain                                        (501)            -

  Decrease in net assets from distributions             (16,147)      (15,865)

Capital share transactions *

  Shares sold                                           338,784       200,092

  Distributions reinvested                               16,071        15,791

  Shares redeemed                                      (183,423)     (191,548)

  Increase (decrease) in net
  assets from capital
  share transactions                                    171,432        24,335

Net Assets

Increase (decrease) during period                       266,696         8,203

Beginning of period                                     701,802       693,599

End of period                                        $  968,498    $  701,802
                                                     ----------    ----------

(Including undistributed net investment
income of  $3,996 at 5/31/04 and $3,176
at 5/31/03)

*Share information

  Shares sold                                            20,823        14,666

  Distributions reinvested                                1,024         1,160

  Shares redeemed                                       (11,390)      (14,119)

  Increase (decrease) in shares outstanding              10,457         1,707

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $6,000 for the year ended May 31, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2004, the value of loaned securities was $131,997,000; aggregate collateral consisted of $131,583,000 in money market pooled accounts and U.S. Government securities valued at $5,206,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2004, the fund's investment in the T. Rowe Price Institutional High Yield Fund, Inc. was its only affiliated holding and represented 6.4% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $319,126,000 and $199,409,000, respectively, for the year ended May 31, 2004. Purchases and sales of U.S. government securities aggregated $433,566,000 and $385,428,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $16,147,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized  appreciation                                    $     150,981,000

Unrealized  depreciation                                          (13,894,000)

Net unrealized appreciation (depreciation)                        137,087,000

Undistributed ordinary income                                       4,265,000

Capital loss carryforwards                                        (39,749,000)

Paid-in capital                                                   866,895,000

Net assets                                                  $     968,498,000
                                                            -----------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures and forward currency exchange contract transactions; accordingly, $647,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2004. Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $565,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of May 31, 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2004, the fund had $2,633,000 of capital loss carryforwards that expire in fiscal 2010, $23,159,000 that expire in fiscal 2011, and $13,957,000 that expire in fiscal 2012.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                         $     172,000

Undistributed net realized gain                                  (172,000)


At May 31, 2004, the cost of investments for federal income tax purposes was $970,713,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $418,000.

The fund is also subject to a contractual expense limitation through September 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through September 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, management fees waived in the amount of $984,000 remain subject to repayment by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,329,000 for the year ended May 31, 2004, of which $185,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $563,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Balanced Fund pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Personal Strategy Balanced Fund in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $299,000 during the year ended May 31, 2004. At May 31, 2004, the fund held approximately 9.9% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $4,932,000 and capital gain distributions of $113,000.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $501,000 from short-term capital gains.

For taxable non-corporate shareholders, $13,215,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $9,944,000 of the fund's income qualifies for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected *

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real estate
2001                          developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director,
                              Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil
2001                          engineers

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

  * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected *
[Number of T. Rowe Price
Portfolios Overseen]

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(1953)                        T. Rowe Price Group, Inc.
1997
[43]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman of
[111]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price
                              Trust Company; Director, T. Rowe Price
                              International, Inc.; Director, The Nasdaq Stock
                              Market, Inc.; Chairman of the Board, Personal
                              Strategy Funds


  * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Stephen W. Boesel (1944)                Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
Personal Strategy Funds                 Trust Company

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., and T. Rowe Price
Personal Strategy Funds                 Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Personal Strategy Funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., T. Rowe Price
Personal Strategy Funds                 International, Inc., and T. Rowe
                                        Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Personal                Price Investment Services, Inc., T. Rowe
Strategy Funds                          Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

John H. Laporte, CFA (1945)             Vice President, T. Rowe Price and
Vice President, Personal                T. Rowe Price Group, Inc.
Strategy Funds

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, Personal Strategy Funds      and T. Rowe Price Investment
                                        Services, Inc.

Raymond A. Mills, PhD, CFA (1960)       Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., and T. Rowe Price
Strategy Funds                          International, Inc.

Edmund M. Notzon III, PhD, CFA (1945)   Vice President, T. Rowe Price, T. Rowe
President, Personal Strategy Funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Larry J. Puglia, CFA, CPA (1960)        Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
Personal Strategy Funds

Brian C. Rogers, CFA, CIC (1955)        Chief Investment Officer, Director, and
Vice President,                         Vice President, T. Rowe Price and T.
Personal Strategy Funds                 Rowe Price Group, Inc.; Director,
                                        T. Rowe Price International, Inc.;
                                        Director and Vice President, T. Rowe
                                        Price Trust Company

Charles M. Shriver, CFA (1967)          Vice President, T. Rowe Price
Assistant Vice President, Personal
Strategy Funds

Mark J. Vaselkiv (1958)                 Vice President, T. Rowe Price and
Vice President, Personal                T. Rowe Price Group, Inc.
Strategy Funds

Julie L. Waples (1970)                  Vice President, T. Rowe Price
Vice President, Personal Strategy Funds

Richard T. Whitney, CFA (1958)          Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., T. Rowe Price
Strategy Funds                          International, Inc., and T. Rowe Price
                                        Trust Company

M. Christine Wojciechowski,CFA (1962)   Vice President, T. Rowe Price
Vice President, Personal                and T. Rowe Price Trust Company
Strategy Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,945                $9,265
     Audit-Related Fees                         796                    --
     Tax Fees                                 2,214                 2,495
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004